Stock-based Compensation - Schedule of Stock Options Roll Forward (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance	16,177,882
Granted	1,558,159
Exercised	(363,248)
Forfeited	(275,757)
Ending balance	17,100,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Abstract]
Beginning balance (in dollars per share)	$ 9.32
Granted (in dollars per share)	$ 9.62
Exercised (in dollars per share)	$ 8.03
Forfeited (in dollars per share)	$ 9.32
Ending balance (in dollars per share)	$ 9.38
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested and Expected to Vest [Abstract]
Vested and expected to vest, shares	17,097,036
Vested and expected to vest, weighted average exercise price (in dollars per share)	$ 9.38
Vested and expected to vest, aggregate intrinsic value	$ 284.5
Vested and expected to vest, weighted average remaining contractual term	8 years 6 months 29 days
Share-based Compensation Arrangement by Share-based Payment Award, Options, Additional Disclosures [Abstract]
Exercisable, shares	2,878,469
Exercisable, weighted average exercise price (in dollars per share)	$ 9.49
Exercisable, aggregate intrinsic value	$ 47.6
Exercisable, weighted average remaining contractual term	8 years 5 months 9 days